Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings

			Weighted average term		Weighted average rate
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	$	$	(years)	(years)	(%)	(%)
Revolving Credit Facilities	308,887	439,600	2.34	3.07	2.70	2.81
Term Loans	1,282,848	1,426,370	4.77	5.51	2.71	2.69
Public Bonds	725,072	726,826	2.40	2.57	8.10	7.53
Non-Public Bonds	179,462	206,870	4.14	5.04	6.18	6.13
Total	2,496,269	2,799,666	3.74	4.33	4.52	4.22
Less: deferred financing costs and other	(32,242)	(39,949)
Total borrowings	2,464,027	2,759,717
Less current portion	(407,274)	(362,079)
Long-term portion	2,056,753	2,397,638

Disclosure of maturity analysis for borrowings	As at December 31, 2021, the contractual maturities of the Partnership's obligations relating to the leases under the sale and leaseback transactions were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Obligations related to leases	201.7	11.3	11.3	11.3	11.3	11.3	145.2
As at December 31, 2021, the contractual maturities of the Partnership's borrowings were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Borrowings:
Secured debt - scheduled repayments	1,033.3	247.3	223.6	160.5	126.6	90.4	184.9
Secured debt - repayments on maturity	737.9	92.0	274.6	173.6	—	197.7	—
Bond repayments	725.1	69.4	275.7	200.0	180.0	—	—
Total borrowings	2,496.3	408.7	773.9	534.1	306.6	288.1	184.9
See Note 21 for information regarding the Partnership's borrowings due to related parties.
As at December 31, 2021, the contractual maturities of the Partnership's borrowings due to related parties were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Borrowings due to related parties:
11.50% Senior Secured PIK notes	727.0	—	—	—	—	727.0	—
12.50% Unsecured PIK notes	70.5	—	—	—	—	70.5	—
Total borrowings due to related parties	797.5	—	—	—	—	797.5	—